LB SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota  55415

May 1, 2003

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549

RE:  LB Series Fund, Inc. - File Nos. 33-3677 and 811-4603
     ("the Registrant"); Prospectus dated April 30, 2003 and the
     Statement of Additional Information dated April 30, 2003

Ladies and Gentlemen:

Pursuant to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  the
Registrant  hereby  certifies  that the  form of the  captioned  prospectus  and statement of additional information that would have been filed by the Registrant pursuant to 497(c) upon the effectiveness of Post-Effective  Amendment No. 28 to the  Registrant's  registration  statement on Form N-1A would not have  differed from that  contained in said  Amendment,  which is the most recent  amendment to such registration statement and was filed electronically on April 28, 2003.

Please  direct any  comments or questions  concerning  this  certificate  to the undersigned at (612) 340-8214.

Sincerely,

LB SERIES FUND, INC.

By:  /s/ Brett L. Agnew
   ------------------------------
     Brett L. Agnew
     Assistant Secretary and Senior Counsel